Commitments and Contingencies - Lease contracts (Details) - Sunlight - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Aggregate annual minimum future lease payments
July 1, through December 31, 2021	$ 552		$ 552
2022	1,010		1,010
2023	680		680
2024	700		700
2025	345		345
Total	3,287		3,287
Operating Lease, Expense			$ 500	$ 500
Total lease expense	$ 300	$ 300